Short-Term Investment (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Short-Term Investments [Abstract]
Time deposits	$ 20,000		$ 40,000
Short-term investment placements		$ 20,000
Maturities of time deposits	$ 20,000	$ 12,500